Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 318,061	¥ 309,666	¥ 651,576	¥ 632,075
Net interest revenue	30,716	29,749	58,005	56,368
Net revenue	348,777	339,415	709,581	688,443
Non-interest expenses	268,454	265,221	551,834	540,936
Income (loss) before income taxes	80,323	74,194	157,747	147,507
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	100,360	85,235	200,633	167,657
Net interest revenue	1,426	929	2,837	2,258
Net revenue	101,786	86,164	203,470	169,915
Non-interest expenses	76,239	71,754	153,031	146,840
Income (loss) before income taxes	25,547	14,410	50,439	23,075
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	36,061	21,962	64,749	46,131
Net interest revenue	(643)	(685)	(1,234)	1,080
Net revenue	35,418	21,277	63,515	47,211
Non-interest expenses	14,950	13,844	29,477	27,539
Income (loss) before income taxes	20,468	7,433	34,038	19,672
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	123,126	150,447	270,461	300,063
Net interest revenue	35,837	29,416	67,818	70,732
Net revenue	158,963	179,863	338,279	370,795
Non-interest expenses	141,980	140,596	295,943	284,886
Income (loss) before income taxes	16,983	39,267	42,336	85,909
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	58,514	52,022	115,733	118,224
Net interest revenue	(5,904)	89	(11,416)	(17,702)
Net revenue	52,610	52,111	104,317	100,522
Non-interest expenses	35,285	39,027	73,383	81,671
Income (loss) before income taxes	¥ 17,325	¥ 13,084	¥ 30,934	¥ 18,851